Intangible Assets And Goodwill - Additional Information (Detail) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization of intangible assets	€ 509,882	€ 274,514	€ 1,364,784	€ 662,700
Translation Of Foreign Operations [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Foreign exchange differences	€ (2,053,439)	€ (147,465)	6,982,157	€ (7,849,032)
Intangible assets under development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in assets under construction			140,857,129		€ 48,940,935
Electric vehicles and electric vehicles components and software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net of grants and research and development tax incentives amount			€ 9,101,856		€ 4,084,637